Share-based compensation - RSU (Details) - $ / shares	1 Months Ended		4 Months Ended	12 Months Ended
	Dec. 31, 2023	Aug. 31, 2021	Jul. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RSUs
Number of Shares
Beginning Non vested shares				6,359,333	12,414,203	20,904,995
Vested Shares				(4,634,284)	(5,341,452)	(7,629,599)
Forfeited shares				(533,145)	(713,418)	(861,193)
Ending Non vested shares	1,191,904			1,191,904	6,359,333	12,414,203
Weighted Average Grant Date Fair Value
Beginning Non vested weighted average grant date fair value				$ 0.6531	$ 0.6037	$ 0.5415
Vested weighted average grant date fair value				0.5564	0.5265	0.4302
Forfeited weighted average grant date fair value				0.8737	0.7401	0.6266
Ending Non vested weighted average grant date fair value	$ 0.9304			$ 0.9304	$ 0.6531	$ 0.6037
Vesting of share options
Number of Shares
Granted	809,416	5,055,208	832,236	809,416		5,009,222
Cancelled				355,012	451,726	228,624
Vested and expected to vest, share options	4,643,277			4,643,277